Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 13, 2023
Debt Instrument [Line Items]
2026 (1)	$ 4,520
2027	0
2028	71,934
Long-term debt	76,454
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 65,000
Debt, PIK Notes issued to date	6,767
Debt, accrued PIK interest	167	$ 159
Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit, Current	3,000
Line Of Credit Accrued Interest	$ 1,520